Fees Summary	Feb. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 34,250,000
Previously Paid Amount	0.00
Total Fee Amount	5,243.68
Total Offset Amount	0.00
Net Fee	5,243.68
Narrative - Max Aggregate Offering Price	$ 34,250,000
Final Prospectus	true